Subsequent Event	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Event	Subsequent EventThe Company has evaluated subsequent events through April 27, 2023, the date the consolidated financial statements were issued. On January 27, 2023, pursuant to the Intercompany Liquidity Agreements discussed in Note 12 -Transactions with Affiliates, an affiliate borrowed $60 from the Company. The intercompany loan has a maturity date of January 26, 2024, and accrues at an interest rate of 4.50% per annum.